Western Asset Limited Duration Bond Fund
Western Asset Limited Duration Bond Fund
Investment objective
Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below.
Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 28 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 70 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees Western Asset Limited Duration Bond Fund (USD $)		Class A		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		2.25%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Western Asset Limited Duration Bond Fund		Class A		Class C		Class FI		Class R		Class I	Class IS
Management fees		0.35%		0.35%		0.35%		0.35%		0.35%	0.35%
Distribution and service (12b-1) fees		0.25%		1.00%		0.25%	[1]	0.50%		none	none
Other expenses		0.34%	[2]	0.34%	[2]	0.32%	[2]	0.39%	[2]	0.23%	0.22%
Total annual fund operating expenses		0.94%		1.69%		0.92%		1.24%		0.58%	0.57%
Fees waived and/or expenses reimbursed	[3]	(0.09%)		(0.09%)		(0.12%)		(0.14%)		(0.03%)	(0.12%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.85%		1.60%		0.80%		1.10%		0.55%	0.45%
[1]	The 12b-1 fee shown in the table reflects the amount to which the Board of Directors (the "Board") has currently limited payments under the fund's Class FI Distribution Plan. Pursuant to the Class FI Distribution Plan, the Board may authorize payment of up to 0.40% of average net assets attributable to the fund's Class FI shares without shareholder approval.
[2]	"Other expenses" for Class A, Class C, Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 0.85%, 1.60%, 0.80%, 1.10%, 0.55% and 0.45% for Class A, C, FI, R, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board's consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 0.72%, 0.52% and 0.43% for Class FI, I and IS shares, respectively. These arrangements are expected to continue until April 30, 2013 but may be terminated at any time by the manager. The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the limit in effect at the time of the waiver or reimbursement and any limit in effect at the time recapture is sought.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example Western Asset Limited Duration Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	310	510	726	1,346
Class C	263	525	911	1,992
Class FI	82	282	498	1,120
Class R	112	379	667	1,487
Class I	56	183	321	724
Class IS	46	171	306	702

Number of years you own your shares ($)
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Western Asset Limited Duration Bond Fund Class C	163	525	911	1,992

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Principal investment strategies

The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration, as estimated by the fund’s subadvisers, within 25% of the duration of its benchmark, the Merrill Lynch 1-3 Year Treasury Index (generally, this range is 1–3 years). Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The fund presently intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will only purchase debt securities that are rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). These securities are known as “investment grade securities.” The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards.

In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities and emerging market risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation also create increased risk. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities’ effective maturity magnifies the price decline caused by the increase in interest rates.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Risks relating to inflation-indexed securities. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. The fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond.

Special risks of mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. The rate of mortgage prepayments may lengthen the effective maturity of these securities at a time when their value has declined or shorten the effective maturity of these securities at a time their value has increased. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. Investments in asset-backed securities are subject to similar risks.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These and other risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class A, Class C, Class FI or Class R shares because these share classes have not yet commenced operations as of the date of this Prospectus. The returns for Class A, Class C, Class FI and Class R shares would differ from those of Class I shares to the extent Class A, Class C, Class FI or Class R shares bear different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Total returns (before taxes) (%)

Best quarter (06/30/2009): 7.99 Worst quarter (09/30/2008): (4.87)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Western Asset Limited Duration Bond Fund		1 year	5 years		Since inception	Inception date
Class I		1.43%	2.24%		2.51%	Oct. 01, 2003
Class I Return after taxes on distributions		0.85%	1.01%		1.29%	Oct. 01, 2003
Class I Return after taxes on distributions and sale of fund shares		0.93%	1.17%		1.42%	Oct. 01, 2003
Class IS	[1]	1.37%		[2]	7.57%	Oct. 29, 2008
BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		1.55%	3.69%		3.03%	Oct. 29, 2008
[1]	For the period October 29, 2008 (commencement of operations) to December 31, 2011, the average annual return of the BofA Merrill Lynch 1-3 Year Treasury Index was 2.02%.
[2]	N/A

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.